Equity reserves (Narrative) (Details) Share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) Share Year	Dec. 31, 2023 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees | $		$ 1,321	$ (362)
Weighted average remaining contractual life of outstanding share options		3 years 9 months 18 days	3 years 1 month 6 days
Number of share options granted in share-based payment arrangement		1,618	424
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 2.51
Risk free interest rate, share options granted		3.46%	3.02%
Option life, share options granted | Year		5
Expected volatility, share options granted		66.70%	66.90%
Expected dividend as percentage, share options granted		0.00%
Expected forfeiture rate of share options granted		0.00%
One-third of a grant - three month period ending September 30, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		1,066
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	1.46
One-third of a grant - three month period ending September 30, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		1,066
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	1.46
One-third of a grant - three month period ending September 30, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		1,066
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 1.46
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement		0	230
First Grant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		552